UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2015

Item 1. Reports to Stockholders

Annual report

Fixed income mutual fund

Delaware Cash Reserve® Fund

March 31, 2015

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Cash Reserve® Fund at delawareinvestments.com.

Manage your investments online

•	24-hour access to your account information

•	Obtain share prices

•	Check your account balance and recent transactions

•	Request statements or literature

•	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Cash Reserve Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of March 31, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Performance summary

Delaware Cash Reserve® Fund	March 31, 2015

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in them.

Fund performance1,2

Average annual total returns through March 31, 2015
	7-day yield	1 year	5 years	10 years
3/31/15
Class A (Est. June 30, 1978)	+0.05%	+0.03%	+0.05%	+1.37%
Class C (Est. Nov. 29, 1995)
Excluding sales charge	+0.05%	+0.03%	+0.05%	+1.00%
Including sales charge		-0.97%	+0.05%	+1.00%
Consultant Class
(Est. March 10, 1988)	+0.05%	+0.03%	+0.05%	+1.27%

The 7-day yield more closely reflects the current earnings of the Fund than do the total returns.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 2. Performance would have been lower had expense limitations not been in effect.

Class A shares are available without sales charges or any 12b-1 fees.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Consultant Class shares are sold without a sales charge and have an annual distribution fee of up to 0.25% of average daily net assets, which has been voluntarily limited to 0.00% from July 29, 2014, until such time as the voluntary expense cap is discontinued.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to

Performance summary

Delaware Cash Reserve® Fund

preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in them.

The “Fund performance” table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table.

Fund expense ratios	Class A	Class C	Consultant Class
Total annual operating expenses (without fee waivers)	0.69%	1.69%	0.94%
Net expenses (including fee waivers, if any)	0.69%	1.69%	0.94%
Type of waiver	n/a	n/a	n/a

	Nasdaq symbols	CUSIPs
Class A	DCRXX	245910104
Class C	DCCXX	245910401
Consultant Class	DCSXX	245910203

This page intentionally left blank.

Disclosure of Fund expenses

For the six-month period from October 1, 2014 to March 31, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Oct. 1, 2014 to March 31, 2015.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Cash Reserve® Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Annualized Expense Ratio	Expenses Paid During Period 10/1/14 to 3/31/15*
Actual Fund return†
Class A	$1,000.00	$1,000.20	0.13%	$0.65
Class C	1,000.00	1,000.20	0.13%	0.65
Consultant Class	1,000.00	1,000.20	0.13%	0.65
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,024.28	0.13%	$0.66
Class C	1,000.00	1,024.28	0.13%	0.66
Consultant Class	1,000.00	1,024.28	0.13%	0.66

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation

Delaware Cash Reserve® Fund	As of March 31, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Obligation	2.11%
Certificates of Deposit	26.38%
Commercial Paper	68.90%
Chemicals	4.75%
Colleges & Universities	23.53%
Diversified Financial Services	13.45%
Household Products/Wares	2.64%
Mortgage Bankers & Brokers	15.82%
Oil & Gas Services	4.75%
Pharmaceuticals	3.96%
Corporate Bonds	2.64%
Total Value of Securities	100.03%
Liabilities Net of Receivables and Other Assets	(0.03%)
Total Net Assets	100.00%

Schedule of investments

Delaware Cash Reserve® Fund	March 31, 2015

	Principal amount°	Value (U.S. $)

Agency Obligation – 2.11%

Federal Home Loan Bank
0.25% 10/2/15	4,000,000	$4,000,000

Total Agency Obligation (cost $4,000,000)		4,000,000

Certificates of Deposit – 26.38%

Banco Estado Chile
0.20% 4/7/15	5,000,000	5,000,000
0.20% 5/11/15	4,000,000	4,000,000
Bank of Montreal Chicago
0.18% 5/11/15	5,000,000	5,000,000
0.23% 5/13/15	3,000,000	3,000,000
Bank of Nova Scotia
0.21% 5/18/15	5,000,000	5,000,000
DnB NOR Bank New York
0.10% 4/1/15	9,000,000	9,000,000
HSBC Bank USA
0.27% 7/13/15	5,000,000	5,000,000
Rabobank Nederland New York
0.30% 9/10/15	5,000,000	5,000,000
Toronto Dominion Bank New York
0.20% 7/29/15	2,750,000	2,750,091
0.25% 9/17/15	2,150,000	2,150,000
0.31% 6/1/15	4,100,000	4,100,000

Total Certificates of Deposit (cost $50,000,091)		50,000,091

Commercial Paper – 68.90%

Chemicals – 4.75%
BASF 0.01% 4/1/15	9,000,000	9,000,000

		9,000,000

Colleges & Universities – 23.53%
Brown University
0.10% 6/17/15 ≠	2,000,000	1,999,572
0.11% 5/19/15 ≠	5,000,000	4,999,267
Cornell University
0.09% 4/9/15 ≠	1,000,000	999,980
0.12% 5/12/15 ≠	4,200,000	4,199,426
0.12% 5/27/15 ≠	1,250,000	1,249,767
0.12% 6/9/15 ≠	2,500,000	2,499,425
Dartmouth College
0.15% 7/16/15 ≠	2,100,000	2,099,073
0.15% 7/22/15 ≠	2,000,000	1,999,067
Duke University 0.15% 7/22/15 ≠	4,000,000	3,998,133
Leland Stanford Junior University 0.10% 5/7/15 ≠	565,000	564,943

Schedule of investments

Delaware Cash Reserve® Fund

	Principal amount°	Value (U.S. $)

Commercial Paper (continued)

Colleges & Universities (continued)
University of California
0.12% 4/13/15 ≠	5,000,000	$4,999,800
0.12% 5/12/15 ≠	2,500,000	2,499,658
University of Chicago
0.12% 7/7/15 ≠	2,500,000	2,499,192
0.14% 6/3/15 ≠	5,000,000	4,998,775
Yale University 0.10% 6/15/15 ≠	5,000,000	4,998,958

		44,605,036

Diversified Financial Services – 13.45%
BNP Paribas Finance 0.11% 4/2/15 ≠	9,000,000	8,999,973
General Electric Capital 0.27% 8/25/15 ≠	7,500,000	7,491,787
JPMorgan Securities
0.23% 4/9/15 ≠	5,000,000	4,999,744
0.30% 8/4/15 ≠	4,000,000	3,995,833

		25,487,337

Household Products/Wares – 2.64%
Kimberly-Clark 0.10% 5/4/15 ≠	5,000,000	4,999,542

		4,999,542

Mortgage Bankers & Brokers – 15.82%
Abbey National North America 0.06% 4/1/15	9,000,000	9,000,000
Credit Agricole CIB New York 0.02% 4/1/15	9,000,000	9,000,000
HSBC USA 0.24% 4/20/15 ≠	1,500,000	1,499,810
PNC Bank 0.281% 7/13/15 ≠	3,000,000	2,997,597
Westpac Securities 0.27% 7/20/15 ≠	7,500,000	7,493,813

		29,991,220

Oil & Gas Services – 4.75%
Koch Resources
0.10% 4/1/15	5,000,000	5,000,000
0.10% 4/7/15 ≠	4,000,000	3,999,933

		8,999,933

Pharmaceuticals – 3.96%
Novartis Finance 0.09% 4/1/15	7,515,000	7,515,000

		7,515,000

Total Commercial Paper (cost $130,598,067)		130,598,068

	Principal amount°	Value (U.S. $)

Corporate Bonds – 2.64%

Bank of Nova Scotia 0.404% 10/9/15	1,052,000	$1,053,907
General Electric Capital 3.50% 6/29/15	930,000	937,253
HSBC Bank 144A 3.50% 6/28/15 #	2,500,000	2,519,311
Shell International Finance 3.10% 6/28/15	500,000	503,415

Total Corporate Bonds (cost $5,013,887)		5,013,886

Total Value of Securities – 100.03% (cost $189,612,045)Δ		$189,612,045

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2015, the aggregate value of Rule 144A securities was $2,519,311, which represents 1.33% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

Δ	Also the cost for federal income tax purposes.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Cash Reserve® Fund	March 31, 2015

Assets:
Investments, at value[1]	$189,612,045
Cash	36,968
Receivable for fund shares sold	147,657
Interest receivable	71,815
Receivable from investment manager	19,506

Total assets	189,887,991

Liabilities:
Payable for fund shares redeemed	231,422
Reports to shareholders	22,079
Income distribution payable	2,443
Audit fee payable	31,160
Other accrued expenses	46,558
Other affiliates payable	7,322
Trustees’ fees and expenses payable	488

Total liabilities	341,472

Total Net Assets	$189,546,519

Net Assets Consist of:
Paid-in capital	$189,547,058
Undistributed net investment income	919
Accumulated net realized loss on investments	(1,458)

Total Net Assets	$189,546,519

[1] Investments, at cost	$189,612,045

Net Asset Value
Class A:
Net assets	$175,765,064
Shares of beneficial interest outstanding, unlimited authorization, no par	176,070,816
Net asset value and offering price per share	$1.00

Class C:
Net assets	$8,463,100
Shares of beneficial interest outstanding, unlimited authorization, no par	8,479,312
Net asset value and offering price per share	$1.00

Consultant Class:
Net assets	$5,318,355
Shares of beneficial interest outstanding, unlimited authorization, no par	5,327,316
Net asset value and offering price per share	$1.00

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Cash Reserve® Fund	Year ended March 31, 2015

Investment Income:
Interest	$323,843

Expenses:
Management fees	931,142
Distribution expenses – Class B	1,413
Distribution expenses – Class C	90,742
Distribution expenses – Consultant Class	14,719
Dividend disbursing and transfer agent fees and expenses	198,312
Registration fees	84,017
Accounting and administration expenses	67,853
Reports and statements to shareholders	62,526
Legal fees	61,139
Service fees	32,570
Audit and tax	31,387
Custodian fees	16,444
Trustees’ fees and expenses	9,538
Other	8,712

1,610,514
Less expenses waived	(1,235,425)
Less waived distribution expenses – Class B	(1,413)
Less waived distribution expenses – Class C	(90,742)
Less waived distribution expenses – Consultant Class	(14,719)
Less expense paid indirectly	(243)

Total operating expenses	267,972

Net Investment Income	55,871

Net Realized Gain on Investments	363

Net Increase in Net Assets Resulting from Operations	$56,234

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Cash Reserve® Fund

	Year ended
	3/31/15	3/31/14

Increase (Decrease) in Net Assets from Operations:
Net investment income	$55,871	$82,135
Net realized gain (loss)	363	(191)

Net increase in net assets resulting from operations	56,234	81,944

Dividends to Shareholders from:
Net investment income:
Class A	(51,769)	(75,121)
Class B	(37)	(210)
Class C	(2,477)	(4,427)
Consultant Class	(1,588)	(2,377)

	(55,871)	(82,135)

Capital Share Transactions:
Proceeds from shares sold:
Class A	78,115,470	118,737,443
Class B	4,103	102,446
Class C	5,326,281	16,738,121
Consultant Class	1,756,564	1,953,349

Net asset value of shares issued upon reinvestment of dividends:
Class A	50,222	74,401
Class B	33	208
Class C	2,331	4,290
Consultant Class	1,468	2,163

	85,256,472	137,612,421

Statements of changes in net assets

Delaware Cash Reserve® Fund

	Year ended
	3/31/15	3/31/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(126,875,089)	$(124,147,686)
Class B	(350,492)	(593,993)
Class C	(7,295,857)	(15,853,972)
Consultant Class	(3,114,937)	(2,480,764)

	(137,636,375)	(143,076,415)

Decrease in net assets derived from capital share transactions	(52,379,903)	(5,463,994)

Net Decrease in Net Assets	(52,379,540)	(5,464,185)

Net Assets:
Beginning of year	241,926,059	247,390,244

End of year	$189,546,519	$241,926,059

Undistributed net investment income	$919	$919

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Financial highlights

Delaware Cash Reserve® Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets prior to fees waived

[1]	For the year ended March 31, 2015, net investment income and dividends from net investment income for Class A were calculated to a de minimis amount of $0.000 per share.

[2]	For the year ended March 31, 2014, net investment income and dividends from net investment income for Class A were calculated to a de minimis amount of $0.000 per share.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
3/31/15		3/31/14		3/31/13	3/31/12	3/31/11
$1.000		$1.000		$1.000	$1.000	$1.000

—	[1]	—	[2]	0.001	0.001	0.001

—		—		0.001	0.001	0.001

—	[1]	—	[2]	(0.001)	(0.001)	(0.001)

—		—		(0.001)	(0.001)	(0.001)

$1.000		$1.000		$1.000	$1.000	$1.000

0.03%		0.03%		0.09%	0.06%	0.05%

$175,765		$224,475		$229,809	$258,416	$279,675
0.13%		0.15%		0.15%	0.16%	0.26%
0.73%		0.69%		0.69%	0.70%	0.76%
0.03%		0.03%		0.09%	0.06%	0.05%
(0.57%	)	(0.51%	)	(0.45% )	(0.48% )	(0.45% )

Financial highlights

Delaware Cash Reserve® Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets prior to fees waived

[1]	For the year ended March 31, 2015, net investment income and dividends from net investment income for Class C were calculated to a de minimis amount of $0.000 per share.

[2]	For the year ended March 31, 2014, net investment income and dividends from net investment income for Class C were calculated to a de minimis amount of $0.000 per share.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
3/31/15		3/31/14		3/31/13	3/31/12	3/31/11
$1.000		$1.000		$1.000	$1.000	$1.000

—	[1]	—	[2]	0.001	0.001	0.001

—		—		0.001	0.001	0.001

—	[1]	—	[2]	(0.001)	(0.001)	(0.001)

—		—		(0.001)	(0.001)	(0.001)

$1.000		$1.000		$1.000	$1.000	$1.000

0.03%		0.03%		0.09%	0.06%	0.05%

$8,463		$10,430		$9,544	$11,472	$11,921
0.13%		0.15%		0.15%	0.16%	0.26%
1.73%		1.69%		1.69%	1.70%	1.76%
0.03%		0.03%		0.09%	0.06%	0.05%
(1.57%	)	(1.51%	)	(1.45% )	(1.48% )	(1.45% )

Financial highlights

Delaware Cash Reserve® Fund Consultant Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income
Total from investment operations

Less dividends from:
Net investment income
Total dividends

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment loss to average net assets prior to fees waived

[1]	For the year ended March 31, 2015, net investment income and dividends from net investment income for Consultant Class were calculated to a de minimis amount of $0.000 per share.

[2]	For the year ended March 31, 2014, net investment income and dividends from net investment income for Consultant Class were calculated to a de minimis amount of $0.000 per share.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
3/31/15		3/31/14		3/31/13	3/31/12	3/31/11
$1.000		$1.000		$1.000	$1.000	$1.000

—	[1]	—	[2]	0.001	0.001	0.001

—		—		0.001	0.001	0.001

—	[1]	—	[2]	(0.001)	(0.001)	(0.001)

—		—		(0.001)	(0.001)	(0.001)

$1.000		$1.000		$1.000	$1.000	$1.000

0.03%		0.03%		0.09%	0.06%	0.05%

$5,319		$6,675		$7,200	$8,045	$8,310
0.13%		0.15%		0.15%	0.16%	0.26%
0.98%		0.97%		0.99%	1.00%	1.06%
0.03%		0.03%		0.09%	0.06%	0.05%
(0.82%	)	(0.79%	)	(0.75% )	(0.78% )	(0.75% )

Notes to financial statements

Delaware Cash Reserve® Fund	March 31, 2015

Delaware Group® Cash Reserve (Trust) is organized as a Delaware statutory trust and offers one series, the Delaware Cash Reserve Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, and Consultant Class shares. Class A and Consultant Class shares are not subject to a sales charge. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Consultant Class shares. Between June 1, 2007 and Sept. 25, 2014, Class B shares could be purchased only through dividend reinvestment and certain permitted exchanges. Class B shares automatically converted to Consultant Class shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, if redeemed during the first 12 months.

The investment objective of the Fund is to seek to provide maximum current income, while preserving principal and maintaining liquidity.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund

Security Valuation – Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2012 – March 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the year ended March 31, 2015.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the year ended March 31, 2015, the Fund earned $243 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

In efforts to prevent a negative yield, DMC has voluntarily agreed to waive or limit its fees, assume as its own expense certain expenses otherwise payable by the Fund (including acquired fund fees and expenses, taxes, interest, interest expenses, brokerage fees, certain insurance costs and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), and if necessary, make a capital infusion into the Fund to prevent a negative yield. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by DMC at any time, and without further notice. There is no guarantee that the Fund will be able to avoid a negative yield.

Effective Nov. 1, 2014, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. Prior to this time, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provided fund accounting and financial administration oversight services to the Fund under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average

Notes to financial statements

Delaware Cash Reserve® Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended March 31, 2015, the Fund was charged $9,863 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

Effective Nov. 1, 2014, DIFSC is the transfer agent and dividend disbursing agent of the Fund. Prior to this time, DSC was the transfer agent and dividend disbursing agent of the Fund under a substantially identical agreement with an identical fee schedule. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended March 31, 2015, the Fund was charged $43,971 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee of 1.00% of the average daily net assets of the Class C shares, and 0.25% of the average daily net assets of the Consultant Class shares. The Fund’s Class B shares were subject to a 12b-1 fee of 1.00% of the average daily net assets, which was contractually waived to 0.25% of average daily net assets from April 1, 2014 through Sept. 25, 2014. Class A shares pay no distribution and service expenses. DDLP has elected to waive distribution and service fees to 0.00% of average daily net assets for Class C, and Consultant Class shares. These waivers may be discontinued at any time because they are voluntary. Prior to Class B elimination, DDLP had elected to waive distribution and service fees of Class B shares to 0.00% of average daily net assets.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the year ended March 31, 2015, the Fund was charged $8,942 for internal legal, tax, and regulatory reporting services provided by DMC and/ or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended March 31, 2015, DDLP received gross CDSC commissions of $0 and $707 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements

Delaware Cash Reserve® Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 2
Agency Obligation	$4,000,000
Corporate Debt	5,013,886
Short-Term Investments	180,598,159

Total	$189,612,045

During the year ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At March 31, 2015, there were no Level 3 investments.

4. Dividend and Distribution Information

Income distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended March 31, 2015 and 2014 was as follows:

	Year ended
	3/31/15	3/31/14
Ordinary income	$55,871	$82,135

5. Components of Net Assets on a Tax Basis

As of March 31, 2015, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$189,547,058
Undistributed ordinary income	3,362
Dividends payable	(2,443)
Capital loss carryforwards	(1,458)

Net assets	$189,546,519

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$1,458	$ —

In 2014, the Fund utilized $363 of capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	3/31/15	3/31/14
Shares sold:
Class A	78,115,470	118,737,443
Class B	4,103	102,446
Class C	5,326,281	16,738,121
Consultant Class	1,756,564	1,953,349

Shares issued upon reinvestment of dividends and distributions:
Class A	50,222	74,401
Class B	33	208
Class C	2,331	4,290
Consultant Class	1,468	2,163

	85,256,472	137,612,421

Shares redeemed:
Class A	(126,875,089)	(124,147,686)
Class B	(350,892)	(593,993)
Class C	(7,295,857)	(15,853,972)
Consultant Class	(3,114,937)	(2,480,764)

	(137,636,775)	(143,076,415)

Net decrease	(52,380,303)	(5,463,994)

For the years ended March 31, 2015 and 2014, 194,577 Class B shares were converted to 194,578 Consultant Class shares valued at $194,578 and 181,920 Class B shares were converted to 181,921 Consultant Class shares valued at $181,921, respectively. The respective amounts are included in Class B redemptions and Consultant Class subscriptions in the table above and the “Statements of changes in net assets.”

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each

Notes to financial statements

Delaware Cash Reserve® Fund

7. Line of Credit (continued)

Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 10, 2014.

On Nov. 10, 2014, the Fund, along with the other Participants, entered into an amendment to the agreement for a $275,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement described above. The line of credit available under the agreement expires on Nov. 9, 2015.

The Fund had no amounts outstanding as of March 31, 2015 or at any time during the year then ended.

8. Credit and Market Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 5% limit on investments in illiquid securities. As of March 31, 2015, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after Dec. 15, 2014 and interim periods within those fiscal years.

Management has determined that this pronouncement has no impact to the Fund’s financial statements.

11. Money Market Reform

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are not effective until sometime in 2016, but when implemented will affect the Fund’s operations and may affect the Fund’s total return potential.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2015 that would require recognition or disclosure in the Fund’s financial statements.

Report of independent

registered public accounting firm

To the Board of Trustees of Delaware Group® Cash Reserve

and the Shareholders of Delaware Cash Reserve® Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Delaware Cash Reserve Fund (constituting Delaware Group Cash Reserve, hereafter referred to as the “Fund”) at March 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2015 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 19, 2015

Other Fund information (Unaudited)

Delaware Cash Reserve® Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended March 31, 2015, the Fund reports distributions paid during the year as follows:

(A) Ordinary Income Distributions (Tax Basis)	100.00%
Total Distributions (Tax Basis)	100.00%

(A) is based on a percentage of the Fund’s total distributions.

Proxy Results

At Joint Special Meetings of Shareholders of Delaware Group® Cash Reserve (the “Trust”), on behalf of Delaware Cash Reserve Fund (the “Fund”), held on March 31, 2015, the shareholders of the Trust/the Fund voted to: (i) elect a Board of Trustees for the Trust; (ii) approve the implementation of a new “manager of managers” order for the Fund; (iii) revise the fundamental investment restriction relating to lending for the Fund; (iv) revise the fundamental concentration restriction to remove the reference to banking instruments for the Fund; and (v)(a) revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares, (v)(b) revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand, and (v)(c) revise provisions of the Trust’s By-Laws so that Delaware state law will apply to matters related to proxies. At the meeting, the following people were elected to serve as Independent Trustees: Thomas L. Bennett, Ann D. Borowiec, Joseph W. Chow, John A. Fry, Lucinda S. Landreth, Frances A. Sevilla-Sacasa, Thomas K. Whitford, Janet L. Yeomans, and J. Richard Zecher. In addition, Patrick P. Coyne was elected to serve as an Interested Trustee.

The following proposals were submitted for a vote of the shareholders:

1. To elect a Board of Trustees for the Trust.

A quorum of shares outstanding of the Fund of the Trust was present, and the votes passed with a plurality of these Shares. The results were as follows:

Other Fund information (Unaudited)

Delaware Cash Reserve® Fund

	Shares Voted For	% of Outstanding Shares	% of Shares Voted	Shares Withheld	% of Outstanding Shares	% of Shares Voted
Thomas L. Bennett	100,331,050.960	51.488%	96.589%	3,543,222.180	1.818%	3.411%
Ann D. Borowiec	100,396,859.950	51.522%	96.652%	3,477,412.920	1.785%	3.348%
Joseph W. Chow	100,436,238.660	51.542%	96.690%	3,438,034.210	1.764%	3.310%
Patrick P. Coyne	100,375,475.620	51.511%	96.632%	3,498,797.250	1.796%	3.368%
John A. Fry	100,329,424.630	51.488%	96.587%	3,544,848.240	1.819%	3.413%
Lucinda S. Landreth	100,459,686.820	51.554%	96.713%	3,414,586.050	1.752%	3.287%
Frances A. Sevilla- Sacasa	100,334,732.150	51.490%	96.592%	3,539,540.720	1.816%	3.408%
Thomas K. Whitford	100,221,614.490	51.432%	96.484%	3,652,658.380	1.874%	3.516%
Janet L. Yeomans	100,445,922.480	51.547%	96.700%	3,428,350.390	1.759%	3.300%
J. Richard Zecher	100,347,140.250	51.497%	96.604%	3,527,132.620	1.810%	3.396%

2. To approve the implementation of a new “manager of managers” order.

A quorum of the shares outstanding of the Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Shares voted for	84,963,883.070
Percentage of outstanding shares	43.602%
Percentage of shares voted	81.795%
Shares voted against	3,267,336.490
Percentage of outstanding shares	1.677%
Percentage of shares voted	3.145%
Shares abstained	2,516,371.310
Percentage of outstanding shares	1.291%
Percentage of shares voted	2.423%
Broker non-votes	13,126,682

3. To revise the fundamental restriction relating to lending.

A quorum of the shares outstanding of the Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Shares voted for	83,583,549.180
Percentage of outstanding shares	42.894%
Percentage of shares voted	80.466%
Shares voted against	3,907,695.430
Percentage of outstanding shares	2.005%
Percentage of shares voted	3.762%
Shares abstained	3,256,345.260
Percentage of outstanding shares	1.671%
Percentage of shares voted	3.135%
Broker non-votes	13,126,683

4. To revise the fundamental concentration restriction to remove the reference to banking instruments.

A quorum of the shares outstanding of the Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Shares voted for	83,294,092.230
Percentage of outstanding shares	42.745%
Percentage of shares voted	80.187%
Shares voted against	3,836,467.360
Percentage of outstanding shares	1.969%
Percentage of shares voted	3.693%
Shares abstained	3,617,030.280
Percentage of outstanding shares	1.856%
Percentage of shares voted	3.482%
Broker non-votes	13,126,683

5.(a) To revise provisions of the Trust’s Agreement and Declaration of Trust related to documenting the transfer of shares.

A quorum of the shares outstanding of the Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Shares voted for	85,176,728.240
Percentage of outstanding shares	43.711%
Percentage of shares voted	82.000%
Shares voted against	2,287,633.260
Percentage of outstanding shares	1.174%
Percentage of shares voted	2.202%
Shares abstained	3,283,228.370
Percentage of outstanding shares	1.685%
Percentage of shares voted	3.161%
Broker non-votes	13,126,683

5.(b) To revise provisions of the Trust’s Agreement and Declaration of Trust related to shareholder disclosure of certain information upon board demand.

Other Fund information (Unaudited)

Delaware Cash Reserve® Fund

A quorum of the shares outstanding of the Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Shares voted for	84,419,554.560
Percentage of outstanding shares	43.323%
Percentage of shares voted	81.271%
Shares voted against	3,233,619.570
Percentage of outstanding shares	1.659%
Percentage of shares voted	3.113%
Shares abstained	3,094,415.740
Percentage of outstanding shares	1.588%
Percentage of shares voted	2.979%
Broker non-votes	13,126,683

5.(c) To revise provisions of the Trust’s By-Laws so that Delaware state law will apply to matters related to proxies.

A quorum of the shares outstanding of the Fund was present, and the votes passed with the required majority of those shares. The results were as follows:

Shares voted for	85,619,250.250
Percentage of outstanding shares	43.938%
Percentage of shares voted	82.426%
Shares voted against	2,233,989.080
Percentage of outstanding shares	1.146%
Percentage of shares voted	2.151%
Shares abstained	2,894,350.540
Percentage of outstanding shares	1.485%
Percentage of shares voted	2.786%
Broker non-votes	13,126,683

This page intentionally left blank.

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees / Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustee
Patrick P. Coyne[1,4]	President,	Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		Chairman
August 2006–
February 2015

President and
Chief Executive Officer
since August 1, 2006
Independent Trustees
Thomas L. Bennett	Chairman and Trustee	Trustee since
2005 Market Street		March 2005
Philadelphia, PA 19103
October 1947		Chairman since
March 1, 2015
Ann D. Borowiec	Trustee	Since March 31, 2015
2005 Market Street
Philadelphia, PA 19103
November 1958
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

[1]	Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	65	Board of Governors Member
various executive capacities		Investment Company
at different times at		Institute (ICI)
Delaware Investments.[2]
Director and Audit
Committee Member
Kaydon Corp.
(2007–2013)

Private Investor	65	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
(2007–2011)
Chief Executive Officer	65	None
Private Wealth Management
(2011–2013) and
Market Manager,
New Jersey Private
Bank (2005–2011) —
J.P. Morgan Chase & Co.
Executive Vice President	65	Director and Audit Committee
(Emerging Economies		Member — Hercules
Strategies, Risk and		Technology Growth
Corporate Administration)		Capital, Inc.
State Street Corporation		(2004–2014)
(July 2004–March 2011)

[2]	Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960
Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

President	65	Director — Hershey Trust
Drexel University		Company
(August 2010–Present)
Director, Audit Committee,
President		and Governance Committee
Franklin & Marshall College		Member Community
(July 2002–July 2010)		Health Systems

Director — Drexel
Morgan & Co.
Private Investor	65	None
(2004–Present)
Chief Executive Officer —	65	Trust Manager and
Banco Itaú		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012)and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration
President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948
J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Vice Chairman	65	Director — HSBC Finance
(2010–April 2013)		Corporation and HSBC
Chief Administrative		North America Holdings Inc.
Officer (2008–2010) and Executive Vice		Director —
President and Chief		HSBC Bank
Administrative Officer
(2007–2009) —
PNC Financial
Services Group
Vice President and Treasurer	65	Director, Audit and
(January 2006–July 2012)		Compliance Committee Chair,
Vice President —		Investment Committee
Mergers & Acquisitions		Member and Governance
(January 2003–January 2006),		Committee Member
and Vice President		Okabena Company
and Treasurer
(July 1995–January 2003)		Chair — 3M
3M Corporation		Investment Management
Company
(2005–2012)
Founder	65	Director and Compensation
Investor Analytics		Committee Chairman
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — P/E Investments
Founder
P/E Investments
(Hedge Fund)
(September 1996–Present)

Board of trustees / directors and officers addendum

Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	Deputy General	Deputy General Counsel
Philadelphia, PA 19103	Counsel, and Secretary	since May 2013;
December 1963		Vice President, Deputy
General Counsel
September 2000 –
May 2013; Secretary since
October 2005
Daniel V. Geatens	Vice President	Treasurer since October 2007
2005 Market Street	and Treasurer
Philadelphia, PA 19103
October 1972
David P. O’Connor [4]	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005 –
February 2012;
General Counsel and
Chief Legal Officer
since October 2005
Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	65	None[3]
Deputy General Counsel of
Delaware Investments since 2000.
Daniel V. Geatens has served	65	None[3]
in various capacities at different times at
Delaware Investments.
David P. O’Connor has served	65	None[3]
in various executive and legal capacities at different times at Delaware Investments.
Richard Salus has served in	65	None[3]
various executive capacities at different times at
Delaware Investments.

[3]	David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.
[4]	Messrs. Coyne and O’Connor have retired from their positions with the Funds effective as of the close of business on May 23, 2015.

About the organization

Board of trustees
Patrick P. Coyne	Ann D. Borowiec	Lucinda S. Landreth	Thomas K. Whitford
President and	Former Chief Executive	Former Chief Investment	Former Vice Chairman
Chief Executive Officer	Officer	Officer	PNC Financial Services Group
Delaware Investments ®	Private Wealth Management	Assurant, Inc.	Pittsburgh, PA
Family of Funds	J.P. Morgan Chase & Co.	New York, NY
Philadelphia, PA	New York, NY		Janet L. Yeomans
		Frances A.	Former Vice President
Thomas L. Bennett	Joseph W. Chow	Sevilla-Sacasa	and Treasurer
Chairman of the Board	Former Executive Vice	Chief Executive Officer	3M Corporation
Delaware Investments	President	Banco Itaú	St. Paul, MN
Family of Funds	State Street Corporation	International
Private Investor	Brookline, MA	Miami, FL	J. Richard Zecher
Rosemont, PA			Founder
	John A. Fry		Investor Analytics
	President		Scottsdale, AZ
Drexel University
Philadelphia, PA

Affiliated officers
David F. Connor	Daniel V. Geatens	David P. O’Connor	Richard Salus
Senior Vice President,	Vice President and	Executive Vice President,	Senior Vice President and
Deputy General Counsel,	Treasurer	General Counsel,	Chief Financial Officer
and Secretary	Delaware Investments	and Chief Legal Officer	Delaware Investments
Delaware Investments	Family of Funds	Delaware Investments	Family of Funds
Family of Funds	Philadelphia, PA	Family of Funds	Philadelphia, PA
Philadelphia, PA		Philadelphia, PA

This annual report is for the information of Delaware Cash Reserve® Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Forms N-Q are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Ann D. Borowiec
Joseph W. Chow
Lucinda S. Landreth1
Frances A. Sevilla-Sacasa
Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $28,000 for the fiscal year ended March 31, 2015.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $24,835 for the fiscal year ended March 31, 2014.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2015.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $612,000 for the registrant’s fiscal year ended March 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; reporting up and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2014.

____________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Ms. Landreth qualifies as an audit committee financial expert by virtue of her experience as a financial analyst, her Chartered Financial Analyst (CFA) designation and her service as an audit committee chairperson for a non-profit organization.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $618,000 for the registrant’s fiscal year ended March 31, 2014. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $3,160 for the fiscal year ended March 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2015.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $3,000 for the fiscal year ended March 31, 2014. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2014.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2015.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2015. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2014.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2014. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $7,530,526 and $8,090,937 for the registrant’s fiscal years ended March 31, 2015 and March 31, 2014, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® CASH RESERVE

/s/ ROGER A. EARLY
By:	Roger A. Early
Title:	Chief Executive Officer
Date:	June 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ ROGER A. EARLY
By:	Roger A. Early
Title:	Chief Executive Officer
Date:	June 5, 2015

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 5, 2015